Private Placement Warrants (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 7,520,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		5,013,333
Price of warrants	$ 1.50	$ 1.50
Aggregate purchase price		$ 7,520,000
Exercise price of warrant	$ 11.50
Private Placement Warrants | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 11.50
Number of shares per warrant		1
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	5,013,333
Aggregate purchase price	$ 7,520,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,533,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 6,800,000
Number of shares per warrant	1